STOCKHOLDERS' EQUITY (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Number ofShares
Outstanding at December 31, 2017	1,632,000	0
Granted	0	1,632,000
Exercised	0	0
Expired/Forfeited	0	0
Outstanding at December 31, 2018	1,632,000	1,632,000
Exercisable at December 31, 2018	994,000	841,333
Weighted-average Exercise Price
Outstanding at December 31, 2017	$ 7.80	$ 0
Granted	0	7.80
Exercised	0	0
Expired/Forfeited	0	0
Outstanding at December 31, 2018	7.80	7.80
Exercisable at December 31, 2018	$ 7.80	$ 7.80
Weighted-average Remaining Contractual Term (years), Granted		10 years
Weighted-average Remaining Contractual Term (years)	8 years 9 months 26 days	9 months 26 days
Weighted-average Remaining Contractual Term (years), Exercisable	8 years 9 months 15 days	9 years 11 days
Aggregate Intrinsic Value	$ 0.00	$ 0